EMPLOYEE BENEFIT EXPENSE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFIT EXPENSE
Salaries and bonuses	¥ 7,601,169	¥ 6,929,589	¥ 6,591,266
Housing fund	718,428	707,809	670,150
Staff welfare and other expenses(i)	3,002,984	3,049,839	2,554,762
Shares issued under employee share scheme (Note 18)	48,258
Employment expense in relation to early retirement schemes (Note 23)	46,919	269,895	67,747
Employment expenses in relation to termination benefits	33,890	51,715	8,232
Total employee benefits expenses	¥ 11,451,648	¥ 11,008,847	¥ 9,892,157